Federal Home Loan Bank Advances - Additional Information (Detail) - Federal Home Loan Bank Advances [Member]	12 Months Ended
Dec. 31, 2016 USD ($)
Short-term Debt [Line Items]
Membership termination description	For captive insurance companies that became members since the rule was proposed in 2014, including Copper Insurance, LLC, membership must be terminated within one year, and no additional advances may be made
Membership termination window	1 year
Additional advances in membership	$ 0